Offerings	Apr. 14, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Secondary Offering: Class A Ordinary Shares
Amount Registered | shares	30,337,035
Proposed Maximum Offering Price per Unit	8.79
Maximum Aggregate Offering Price	$ 266,662,537.65
Fee Rate	0.01381%
Amount of Registration Fee	$ 36,826.10
Offering Note	Pursuant to Rule 416(a), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share subdivisions, share dividends or similar transactions.

Represents 30,335,035 Class A Ordinary Shares registered for resale by the Selling Securityholders identified in the Registration Statement, which include (1) 1,163,484 issued and outstanding Ordinary Shares held by dMY Squared Sponsor LLC; (2) 9,196,021 Ordinary Shares issued to certain Selling Securityholders pursuant to various subscription agreements entered into on December 4, 2025 and March 6, 2026; (4) 19,957,530 Ordinary Shares currently held by certain Selling Securityholders; and (5) 20,000 Class A Ordinary Shares currently held by Revere Securities LLC.

Estimated solely for purposes of calculating the registration fee in accordance with Rule 457(c) of the Securities Act of 1933, as amended (the “Securities Act”), based on the average of the high and low prices of Ordinary Shares as reported on April 9, 2026, which was approximately $8.79 per share.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Secondary Offering: Class A Ordinary Shares underlying Class B Ordinary Shares
Amount Registered | shares	19,744,585
Proposed Maximum Offering Price per Unit	8.79
Maximum Aggregate Offering Price	$ 173,554,902.15
Fee Rate	0.01381%
Amount of Registration Fee	$ 23,967.93
Offering Note	Pursuant to Rule 416(a), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share subdivisions, share dividends or similar transactions.

Represents the registration for resale by Joseph Fitzsimons of 19,744,585 Class A Ordinary Shares issuable upon conversion of the Class B Ordinary Shares held by Joseph Fitzsimons.

Estimated solely for purposes of calculating the registration fee in accordance with Rule 457(c) of the Securities Act of 1933, as amended (the “Securities Act”), based on the average of the high and low prices of Class A Share as reported on April 9, 2026, which was approximately $8.79 per share.